Derivative financial instruments	9 Months Ended
Sep. 30, 2024
Derivative financial instruments
Derivative financial instruments

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (CONTINUED)

12.Derivative financial instruments

The derivative instruments have been classified as fair value through profit or loss. The instruments are measured at fair value with the resultant gains or losses recognized in the condensed consolidated statement of loss and other comprehensive income. The related net foreign exchange gain/(loss) is included in finance income (note 8) and finance costs (note 9).

The underlying contractual notional amounts for the derivative instruments as of September 30, 2024, and as of December 31, 2023, are as follows:

	September 30,	December 31,
	2024	2023
	$’000	$’000

Derivative instruments
Embedded options within listed bonds(a)	1,940,000	1,940,000
Foreign exchange swaps	14,500	125,000
	1,954,500	2,065,000
(a)	This relates to early redemption clauses within the Group’s Senior Notes (see note 15 - Borrowings). On or after September 18, 2024, the 2027 Notes may be redeemed (in whole or in part) at a price of 100.00000%. On or after November 29, 2023, 2024 or 2025, the 2026 Notes may be redeemed (in whole or in part) at a price of 102.81250%, 101.40625% and 100.00000%, respectively. On or after November 29, 2024, 2025 or 2026, the 2028 Notes may be redeemed (in whole or in part) at a price of 103.12500%, 101.5625% and 100.0000%, respectively.

The fair value balances are as follows:

	September 30,	December 31,
	2024	2023
	$’000	$’000

Derivative instruments
Embedded options within listed bonds	31,170	1,540
Interest rate caps	157	565
Foreign exchange swaps	(10,537)	(68,133)
	20,790	(66,028)

The change in fair value of the derivative instruments has been recorded in the condensed consolidated statement of loss and other comprehensive income as follows:

	Three months ended		Nine months ended
	September 30,	September 30,	September 30,	September 30,
	2024	2023	2024	2023
	$’000	$’000	$’000	$’000

Derivative instruments
Embedded options within listed bonds	19,030	(5,260)	29,630	(4,510)
Foreign exchange swaps	1,307	(3,247)	6,985	(65,356)
Interest rate caps	(34)	62	230	475
	20,303	(8,445)	36,845	(69,391)